PROPERTY AND EQUIPMENT: (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost:		$ 1,606	$ 1,321
Less: Accumulated depreciation and amortization		668	675
Property and Equipment, net		938	646
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:		229	164
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost:		187	130
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		896	768
Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost:		96	84
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:	[1]	$ 198	$ 175

[1]	See note 8c relating to the lien on the Company's vehicles